Consolidated statement of cash flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ (7,336)	$ 11,438	$ 11,550
Depreciation, depletion, amortization and impairment	22,861	16,401	14,584
Non-current liabilities, valuation allowances, and deferred taxes	(1,782)	(58)	(887)
(Gains) losses on disposals of assets	(909)	(614)	(930)
Undistributed affiliates' equity earnings	948	(1,083)	(826)
(Increase) decrease in working capital	1,869	(1,718)	769
Other changes, net	(848)	319	443
CASH FLOW FROM OPERATING ACTIVITIES	14,803	24,685	24,703
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(10,764)	(11,810)	(17,080)
Acquisitions of subsidiaries, net of cash acquired	(966)	(4,748)	(3,379)
Investments in equity affiliates and other securities	(2,120)	(1,618)	(1,108)
Increase in non-current loans	(1,684)	(1,061)	(618)
Total expenditures	(15,534)	(19,237)	(22,185)
Proceeds from disposals of intangible assets and property, plant and equipment	740	527	3,716
Proceeds from disposals of subsidiaries, net of cash sold	282	158	12
Proceeds from disposals of non-current investments	578	349	1,444
Repayment of non-current loans	855	1,026	2,067
Total divestments	2,455	2,060	7,239
CASH FLOW USED IN INVESTING ACTIVITIES	(13,079)	(17,177)	(14,946)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	374	452	498
Issuance (repayment) of shares: Treasury shares	(611)	(2,810)	(4,328)
Dividends paid: Parent company shareholders	(6,688)	(6,641)	(4,913)
Dividends paid: Non-controlling interests	(184)	(115)	(97)
Net issuance of perpetual subordinated notes	331
Payments on perpetual subordinated notes	(315)	(371)	(325)
Other transactions with non-controlling interests	(204)	10	(622)
Net issuance (repayment) of non-current debt	15,800	8,131	649
Increase (decrease) in current borrowings	(6,501)	(5,829)	(3,990)
Increase (decrease) in current financial assets and liabilities	(604)	(536)	(797)
CASH FLOW FROM / (USED IN) FINANCING ACTIVITIES	1,398	(7,709)	(13,925)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,122	(201)	(4,168)
Effect of exchange rates	794	(354)	(1,110)
Cash and cash equivalents at the beginning of the period	27,352	27,907	33,185
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 31,268	$ 27,352	$ 27,907